Foreign Exchange Gain (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ (0.3)	$ (2.6)
Foreign exchange gain (loss) (1)	61.1	(18.7)
CCS - Principal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	32.4	88.3
US dollar long-term debt maturities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(32.4)	(70.3)
CCS - Principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(141.6)	215.3
Derivative gain (loss) on CCS and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	207.7	(254.2)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(3.7)	4.3
Unrealized gain (loss)	$ (1.3)	$ (2.1)